Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
15.	SHARE-BASED COMPENSATION

In December 2014, Puxin Education approved the 2014 Great Talent Share Incentive Plan (“2014 Great Talent Plan”) which provides for the grant of options to eligible employees of the Group. Under 2014 Great Talent Plan, the maximum aggregate number of units of equity interest of Puxin Education that may be issued shall not exceed 158,400,000. The term of the option shall not exceed 7 years from the date of the grant. The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranged from 0 to 5 years.

In conjunction with the reorganization, as disclosed in Note 1, the Company adopted the 2018 Great Talent Share Incentive Plan (“2018 Great Talent Plan”), which was approved by the board of directors of the Company to replace the 2014 Great Talent Plan. To facilitate the share incentive plan, the Company established an employee shareholding platform (the “Share Holding Platform”). The purpose of the Share Holding Platform is to allow employees of the Group to receive vehicle share incentives. Long favor Limited (“Long favor”), a British Virgin Islands company was established as a holding vehicle for the Group’s Share Holding Platform. Mr. Yun Xiao, a shareholder of the Company serves as the sole shareholder of the Share Holding Platform. Long favor has no activities other than administrating the plan and does not have any employees. On behalf of the Group and subject to approval of board of director of the Company, Mr. Yun Xiao, as the sole shareholder of Long favor, has the authority and responsibility to process the eligible participants to whom awards will be granted, number of shares, terms and conditions of such awards. All shares held by the Share Holding Platform are solely for purpose of future issuance of share incentive options to employees once they exercise, and have been treated as treasury shares in the consolidated financial statements.

The terms of the 2018 Great Talent Plan are substantially the same as those under the 2014 Great Talent Plan, except that the number of options and exercise price were adjusted on a diluted basis in accordance to the shares number of the Company upon the reorganization. As a result, none of the options terms were modified.

In February 2018, the Company approved the 2018 Grand Talent Share Incentive Plan (“2018 Grand Talent Plan”) which provides for the grant of options to eligible employees of the Group. Under 2018 Grand Talent Plan, the maximum aggregate number of shares that may be issued shall not exceed 16,400,000.

15.	SHARE-BASED COMPENSATION-continued

In March 2018, the Company granted 16,400,000 options under the 2018 Grand Talent Plan for an exercise price of USD7.78 (RMB48.78). The term of the option is fixed and shall not exceed 10 years from the date of the grant. The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranged from 0 to 6 years.

In March 2019, the Company approved the 2019 Noble Talent Share Incentive Plan (“2019 Noble Talent Plan”) which provides for the grant of options to eligible employees of the Group. Under 2019 Noble Talent Plan, the maximum aggregate number of shares that may be issued shall not exceed 8,879,986.

In March 2019, the Company granted 8,879,986 options under the 2019 Noble Talent Plan for an exercise price of US$0.001 (RMB0.007). The term of the option is fixed and shall not exceed 7 years from the date of the grant. The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period of 2 months.

The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
Grant date	2017	2018	2019
Risk-free interest rate	2.84%-2.97%	3.40%	2.51%
Volatility	45%-47%	46%	55%
Dividend yield	—	—	—
Exercise multiples	2.2-2.8	2.2-2.8	2.8
Life of options	7.0	7.0	7.0
Fair value of underlying ordinary shares	29.46-48.31	49.67	20.57
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)	Life of options

Life of options is extracted from option agreements.

(6)	Fair value of underlying ordinary shares

Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in June 2018.

15.	SHARE-BASED COMPENSATION-continued

The activity in stock options as of December 31, 2019, and changes during the year then ended is presented below:

	Outstanding options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	22,467,373	37.77
Granted	8,879,986	0.01
Exercised	8,987,646	0.10
Forfeited	713,481	38.52
Options outstanding at December 31, 2019	21,646,232	37.78	4.77	123,239
Options vested and expected to vest as of December 31, 2019	21,646,232	37.78	4.77	123,239
Option exercisable as of December 31, 2019	15,841,720	38.13	4.77	91,607

The weighted average grant date fair value for the years ended December 31, 2017, 2018 and 2019 were RMB27.53, RMB24.20 and RMB20.56. Total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 were RMB39,716, RMB681 and RMB255,728, respectively. The total fair value of options vested during the years ended December 31, 2017, 2018 and 2019 was RMB29,645, RMB302,331 and RMB220,040, respectively.

For share options that vest on grant date, the cost of award is expensed on the grant date. For the graded vesting share options, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. The Company recorded share-based compensation expenses of RMB55,835, RMB345,503 and RMB230,440 for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, there was RMB62,498 of share-based compensation related to stock options that is expected to be recognized over a weighted average period of 2.53 years.

In November 2018, the Company granted 1,631,200 restricted shares to certain employees. These shares are fully vested and outstanding shares whose transferability is restricted for 6 months. Before the removal of such restrictions, the holders of the restricted shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these restricted shares are considered participating securities for the purpose of net loss per share calculation.

The grant-date value of a restricted share was USD2.6, which was determined based on the closing price of the Company’s American depositary shares (“ADSs”) on NYSE on November 20, 2018. The Company recorded share-based compensation expenses of USD4,241 (equivalent to RMB29,454) for the year ended December 31, 2018.